OPERATING LEASE COMMITMENTS (Schedule Of Future Minimum Rental Payments For Operating Leases Table) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2011
Operating Lease Commitments [Abstract]
Future minimum lease payments due in one year	$ 1,165
Future minimum lease payments due in two years	1,095
Future minimum lease payments due in three years	1,070
Future minimum lease payments due in four years	993
Future minimum lease payments due in five years	780
Future minimum lease payments due after five years	519
Total operating lease future minimum payments	$ 5,622